Equity - Subordinated notes - General information (Details) € in Millions, £ in Millions		6 Months Ended
	Apr. 18, 2023 EUR (€)	Jun. 30, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 GBP (£)	Jun. 30, 2023 GBP (£)	Apr. 05, 2023 EUR (€)
Disclosure of detailed information about borrowings [line items]
Subordinated notes remuneration classified in equity		€ (100)	€ (94)	€ (121)
Coupons on subordinated notes reclassified as short-term borrowings at the end of 2022 and paid in 2023		(2)
Subordinated notes remuneration paid		(102)		(121)
Subordinated notes		5,148	€ 4,950
Subordinated Debt, 5.25 Percent, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value		€ 1,000
Rate		5.25%				5.25%
Subordinated notes remuneration paid		€ (60)		(53)
Subordinated Debt, 5 Percent, Issued October 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value		€ 1,250
Rate		5.00%				5.00%
Subordinated Debt, 5.75 Percent, Issued October 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value		€ 771				£ 600
Rate		5.75%				5.75%
Subordinated notes remuneration paid				(29)	£ (24)
Subordinated debt, 2.38 percent, issued April 2019 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value		€ 1,000				£ 1,000
Rate		2.38%				2.38%
Subordinated notes remuneration paid		€ (24)		(24)
Subordinated debt, 1.75 percent, issued September 2019 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value		€ 500
Rate		1.75%				1.75%
Subordinated notes remuneration paid		€ (9)		(9)
Subordinated debt, 1.75 percent, issued October 2020 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value		€ 700
Rate		1.75%				1.75%
Subordinated debt, 1.38% issued May 2021 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value		€ 500
Rate		1.38%				1.38%
Subordinated notes remuneration paid		€ (7)		€ (7)
Subordinated debt, 5.38%, issued April 2023 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value		€ 1,000
Rate		5.38%				5.38%
Deeply Subordinated Notes [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value							€ 1,000
Amount repurchased	€ 802
Remaining nominal amount after repurchase	198
Subordinated Debt5.375 Percent Issued April 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	€ 1,000
Rate	5.375%
First step-up interest rate adjustment (as a percent)	0.25%
Second step-up interest rate adjustment (as a percent)	0.75%